Intangible Assets, Net - Schedule of Intangible Assets Acquisition Cost (Details) - Acquisition cost [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	$ 1,883,780	$ 1,878,269	$ 433,803
Intangible Assets, Additions	7,580	5,511	51,045
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation			(1,003)
Intangible Assets, Acquisition cost	1,891,360	1,883,780	1,878,269
Intangible Assets, Subsidiaries’ Acquisitions			1,394,424
Brand [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	1,102,106	1,102,106	253,000
Intangible Assets, Additions			9,493
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation			(1,003)
Intangible Assets, Acquisition cost	1,102,106	1,102,106	1,102,106
Intangible Assets, Subsidiaries’ Acquisitions			840,616
Customer relationships [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	617,808	617,808	64,000
Intangible Assets, Additions
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	617,808	617,808	617,808
Intangible Assets, Subsidiaries’ Acquisitions			553,808
Software [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	158,242	152,783	111,340
Intangible Assets, Additions	7,478	5,459	41,443
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	165,720	158,242	152,783
Intangible Assets, Subsidiaries’ Acquisitions
Brands and logo rights [Member]
Schedule of Intangible Assets Acquisition Cost [Line Items]
Intangible Assets, Acquisition cost	5,624	5,572	5,463
Intangible Assets, Additions	102	52	109
Intangible Assets, Disposals
Intangible Assets, Foreign currency translation
Intangible Assets, Acquisition cost	$ 5,726	$ 5,624	5,572
Intangible Assets, Subsidiaries’ Acquisitions